Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Dividends received from subsidiary	£ 20		£ 37		£ 76
Net interest (expense)/income	8,073	[1]	8,122		9,407
Other income	88	[1]	31		99
Impairment reversal/(charge) of investment in subsidiary	653	[1]	(4,838)		(1,912)
Operating expenses	(14,659)	[1]	(13,886)		(15,434)
Profit before tax	8,194	[2]	3,065		4,357
Taxation	(1,138)	[1]	(604)		(1,003)
Profit after tax	7,056	[1],[3]	2,461		3,354
Other comprehensive income	(2,218)	[3]	(395)		(561)
Total comprehensive income for the year	4,838	[3],[4]	2,066	[4]	2,793
Attributable to:
Equity holders of the parent	6,205	[1]	1,526		2,461
Other equity instrument holders	804	[1]	857		813
Profit after tax	7,056	[1],[3]	2,461		3,354
Total comprehensive income/(loss) attributable to:
Equity holders of the parent	4,791	[3]	1,988		2,713
Other equity instrument holders	47	[3]	78		80
Total comprehensive income for the year	4,838	[3],[4]	2,066	[4]	2,793
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Dividends received from subsidiary	1,356		763		1,560
Net interest (expense)/income	(161)		(175)		214
Other income	659		1,192		1,760
Impairment reversal/(charge) of investment in subsidiary	2,573		(2,573)		0
Operating expenses	(160)		(241)		(267)
Profit before tax	4,267		(1,034)		3,267
Taxation	76		16		(86)
Profit after tax	4,343		(1,018)		3,181
Other comprehensive income	0		0		0
Total comprehensive income for the year	4,343		(1,018)		3,181
Attributable to:
Equity holders of the parent	3,539		(1,875)		2,368
Other equity instrument holders	804		857		813
Profit after tax	4,343		(1,018)		3,181
Total comprehensive income/(loss) attributable to:
Equity holders of the parent	3,539		(1,875)		2,368
Other equity instrument holders	804		857		813
Total comprehensive income for the year	£ 4,343		£ (1,018)		£ 3,181

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.